SHARE CAPITAL, TREASURY SHARES AND ADDITIONAL PAID IN CAPITAL	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Share capital, treasury shares and additional paid in capital	SHARE CAPITAL, TREASURY SHARES AND ADDITIONAL PAID IN CAPITAL
The Company had an issued share capital at December 31, 2023 of $5.5 million divided into 54,520,325 ordinary shares (December 31, 2022: $5.5 million divided into 54,520,325 ordinary shares).
In November 2022, the Company entered into an Equity Distribution Agreement with Citigroup Global Markets Inc. and Barclays Capital Inc. for the offer and sale of up to $100.0 million of the Company’s ordinary shares, par value $0.10 per share, through an at-the-market offering, or ATM. As of December 31, 2023, 409,741 ordinary shares have been issued under the ATM.
As of December 31, 2023, the Company holds an aggregate of 784,007 treasury shares at an aggregate cost of $7.6 million, with a weighted average of $9.64 per share (December 31, 2022: 838,185 shares at a cost of $8.1 million).
As of December 31, 2023, the Company had additional paid in capital of $1,204.6 million (December 31, 2022: $1,203.4 million). In the year ended December 31, 2023, the Company recorded share-based payments of $1.7 million and recorded a reduction in additional paid in capital of $0.5 million in relation to the distribution of treasury shares.